NYLI MacKay DefinedTerm Muni Opportunities Fund
Portfolio of Investments August 31, 2025†(Unaudited)
	Principal Amount	Value
Municipal Bonds 152.0%
Arizona 0.5% (0.3% of Managed Assets)
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	$ 1,455,000	$ 1,417,434
Arkansas 1.0% (0.6% of Managed Assets)
City of Hot Springs, Wastewater, Revenue Bonds
Series B, Insured: BAM
4.375%, due 12/1/50	3,215,000	2,887,469
California 20.1% (13.0% of Managed Assets)
California Statewide Communities Development Authority, Loma Linda University Medical Center Obligated Group, Revenue Bonds
Series A
5.50%, due 12/1/54	3,000,000	2,902,595
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (a)	2,500,000	2,085,682
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/53	1,000,000	1,002,994
Series D
5.00%, due 7/1/39	115,000	116,334
Los Angeles Department of Water And Power, Water System, Revenue Bonds
Series A
5.00%, due 7/1/48 (b)	15,000,000	14,847,668
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/47 (c)	3,055,000	2,981,130
San Diego County Regional Airport Authority, Revenue Bonds
Series A
5.00%, due 7/1/56 (b)	5,500,000	5,537,119
Series B
5.00%, due 7/1/46 (c)	3,250,000	3,222,472
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series A
5.50%, due 5/1/55 (b)(c)	6,000,000	6,208,682
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1, Insured: BAM
5.25%, due 7/1/50 (b)	10,000,000	10,253,508
Trustees of The California State University, Systemwide, Revenue Bonds
Series A
5.25%, due 11/1/53 (b)	8,780,000	9,116,477
Upland Community Facilities District No. 2016-1, Improvement Area No. 2, Special Tax
Series B
3.25%, due 9/1/30	1,095,000	991,287
		59,265,948

	Principal Amount	Value
Colorado 5.8% (3.8% of Managed Assets)
City & County of Denver, School District No. 1, Revenue Bonds
Series C, Insured: State Aid Withholding
5.50%, due 12/1/49 (b)	$ 10,000,000	$ 10,655,392
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,950,000	3,776,459
Sterling Ranch Community Authority Board, Metropolitan District No. 2, Revenue Bonds
Series A, Insured: BAM
4.25%, due 12/1/50	3,250,000	2,773,214
		17,205,065
Delaware 3.0% (1.9% of Managed Assets)
Delaware Transportation Authority, U.S. 301 Project, Revenue Bonds
5.00%, due 6/1/55	8,787,000	8,787,678
District of Columbia 0.9% (0.5% of Managed Assets)
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AG
6.50%, due 10/1/41 (d)	2,400,000	2,500,738
Florida 5.3% (3.4% of Managed Assets)
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (c)	4,500,000	4,454,017
County of Lee, Airport, Revenue Bonds
5.25%, due 10/1/49 (c)	10,200,000	10,280,123
Hillsborough County Port District, Tampa Port Authority Project, Revenue Bonds
Series B
5.00%, due 6/1/46 (c)	1,000,000	988,866
		15,723,006
Guam 1.5% (1.0% of Managed Assets)
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,725,000	4,531,746
Illinois 19.4% (12.5% of Managed Assets)
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/34	8,000,000	8,216,029
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series A
7.00%, due 12/1/44	2,880,000	2,886,727
Series A
7.00%, due 12/1/46 (a)	4,000,000	4,098,733
Series B
7.00%, due 12/1/42 (a)	3,500,000	3,607,295
City of Chicago, Unlimited General Obligation
Series A
5.50%, due 1/1/49	5,000,000	4,782,281

	Principal Amount	Value
Illinois
City of Chicago, Unlimited General Obligation
Series A
6.00%, due 1/1/38	$ 6,215,000	$ 6,310,070
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
5.00%, due 6/15/57	4,665,000	4,416,457
Sales Tax Securitization Corp., Revenue Bonds
Series C, Insured: BAM
5.25%, due 1/1/48 (b)	11,000,000	11,080,907
Southwestern Illinois Development Authority, Traid Community Unit School District No. 2 Project, Revenue Bonds
Series B, Insured: BAM
5.50%, due 4/1/50	3,000,000	3,084,523
State of Illinois, Unlimited General Obligation
5.50%, due 5/1/39 (b)	8,380,000	8,716,126
		57,199,148
Kentucky 2.0% (1.3% of Managed Assets)
Kentucky Bond Development Corp., Kentucky Communications Network Authority, Revenue Bonds
Insured: BAM
5.00%, due 9/1/44 (b)	5,975,000	6,022,397
Massachusetts 1.2% (0.8% of Managed Assets)
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement Program, Revenue Bonds
Series A
5.00%, due 6/1/53 (b)	3,535,000	3,566,611
Michigan 4.2% (2.7% of Managed Assets)
Michigan Finance Authority, Bronson Health Care Group, Inc., Revenue Bonds
Series A
5.00%, due 5/15/54	5,000,000	4,875,878
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44 (b)	7,000,000	7,511,960
		12,387,838
Montana 0.7% (0.4% of Managed Assets)
County of Gallatin, Bozeman Fiber Project, Revenue Bonds
Series B
(zero coupon), due 10/15/55 (a)(d)	2,865,000	2,026,730
Nebraska 3.4% (2.2% of Managed Assets)
Airport Authority of the City of Omaha, Airport Facilities, Revenue Bonds
Insured: AG
5.25%, due 12/15/49 (b)	10,000,000	10,108,992
Nevada 4.8% (3.1% of Managed Assets)
Las Vegas Valley Water District, Water, Unlimited General Obligation
Series A
5.00%, due 6/1/53 (b)	11,000,000	11,105,797

	Principal Amount	Value
Nevada
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/40	$ 2,915,000	$ 2,941,128
		14,046,925
New Hampshire 3.5% (2.3% of Managed Assets)
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	10,000,000	10,430,325
New Jersey 4.4% (2.8% of Managed Assets)
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
5.25%, due 9/15/29	4,290,000	4,294,479
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/39	3,400,000	3,158,073
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.25%, due 6/15/43	4,595,000	4,651,839
Series BB
4.00%, due 6/15/44	1,000,000	873,948
		12,978,339
New York 16.5% (10.7% of Managed Assets)
Dormitory Authority of the State of New York, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AG
5.50%, due 10/1/54 (b)	9,535,000	9,739,893
Metropolitan Transportation Authority, Revenue Bonds
Series C-1
5.25%, due 11/15/56	7,100,000	7,045,588
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,000,000	4,859,053
Port Authority of New York & New Jersey, Revenue Bonds
Series 231
5.50%, due 8/1/52 (b)	10,000,000	10,260,754
State of New York Dormitory Authority, Personal Income Tax, General Purpose, Revenue Bonds
Series A
5.00%, due 3/15/41 (b)	9,450,000	9,799,846
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 11/15/49 (b)	7,000,000	7,032,910
		48,738,044
Ohio 2.1% (1.3% of Managed Assets)
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.50%, due 1/1/55 (c)	5,000,000	5,098,301

	Principal Amount	Value
Ohio
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.25%, due 1/1/52	$ 1,000,000	$ 964,309
		6,062,610
Pennsylvania 9.6% (6.2% of Managed Assets)
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds
5.00%, due 5/1/42 (a)	9,110,000	8,807,378
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
Insured: AG
5.75%, due 12/31/62 (b)(c)	12,465,000	12,838,860
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Revenue Bonds
5.25%, due 6/1/43 (b)	6,500,000	6,781,524
		28,427,762
Puerto Rico 12.8% (8.2% of Managed Assets)
Children's Trust Fund, Asset-Backed, Revenue Bonds
5.50%, due 5/15/39	7,885,000	7,987,735
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	8,500,000	8,316,427
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/33	2,500,000	2,622,577
Series A
5.00%, due 7/1/47	4,000,000	3,741,934
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	755,000	756,990
Series A, Insured: AG
5.00%, due 8/1/30	1,685,000	1,689,434
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	2,500,000	2,385,934
Series A-2
4.329%, due 7/1/40	10,940,000	10,146,219
		37,647,250
South Carolina 4.9% (3.1% of Managed Assets)
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series E, Insured: AG
5.75%, due 12/1/52 (b)	8,500,000	8,953,676
Spartanburg Regional Health Services District Hospital, Revenue Bonds
Series A
5.00%, due 4/15/48	5,500,000	5,424,581
		14,378,257
Texas 8.4% (5.4% of Managed Assets)
City of Georgetown, Utility System, Revenue Bonds
Insured: AG
5.25%, due 8/15/52 (b)	7,500,000	7,634,797

	Principal Amount	Value
Texas
Horizon Regional Municipal Utility District, Unlimited General Obligation
Insured: BAM
2.00%, due 2/1/35	$ 1,510,000	$ 1,206,083
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System, Revenue Bonds
Series A
5.50%, due 11/15/52 (b)	4,000,000	4,192,851
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC North Tarrant Express Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)(c)	10,000,000	10,078,916
West Harris County Regional Water Authority, Revenue Bonds
Insured: AG
5.50%, due 12/15/50	1,580,000	1,650,171
		24,762,818
U.S. Virgin Islands 5.4% (3.5% of Managed Assets)
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	1,570,000	1,619,387
Series A
5.00%, due 10/1/32	1,570,000	1,613,550
Series A
5.00%, due 10/1/39	4,710,000	4,692,892
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	2,980,000	2,980,996
Series A
5.00%, due 10/1/32	2,625,000	2,624,975
Series A, Insured: AG-CR
5.00%, due 10/1/32	2,300,000	2,306,049
		15,837,849
Utah 0.8% (0.5% of Managed Assets)
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.50%, due 7/1/53 (c)	300,000	307,672
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/52	2,750,000	2,138,685
		2,446,357
Virginia 3.9% (2.5% of Managed Assets)
Hampton Roads Transportation Accountability Commission, Roads Transportation Fund, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/60 (b)	10,000,000	10,084,081
Virginia College Building Authority, Regent University Project, Revenue Bonds
6.00%, due 6/1/50	1,250,000	1,306,814
		11,390,895

	Principal Amount	Value
West Virginia 3.0% (1.9% of Managed Assets)
West Virginia Hospital Finance Authority, Vandalia Heath Group, Revenue Bonds
Series B, Insured: AG
5.375%, due 9/1/53	$ 4,500,000	$ 4,628,448
Series B
6.00%, due 9/1/48	4,000,000	4,248,808
		8,877,256
Wisconsin 2.9% (1.9% of Managed Assets)
Public Finance Authority, Lindenwood Education System, Revenue Bonds
Series B
6.00%, due 6/1/27 (a)	3,000,000	3,010,935
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds
Series A
5.00%, due 10/1/39 (a)	5,750,000	5,610,219
		8,621,154
Total Municipal Bonds (Cost $451,668,972)		448,276,641

	Shares
Short-Term Investment 0.6%
Unaffiliated Investment Company 0.6% (0.4% of Managed Assets)
Dreyfus Government Cash Management - Institutional Shares
4.176% (e)	1,720,159	1,720,159
Total Short-Term Investment (Cost $1,720,159)		1,720,159
Total Investments (Cost $453,389,131)	152.6%	449,996,800
Floating Rate Note Obligations (f)	(54.5)	(160,660,000)
Other Assets, Less Liabilities	1.9	5,601,783
Net Assets Applicable to Common Shares	100.0%	$ 294,938,583

†	Percentages indicated are based on Fund net assets applicable to Common shares.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	Step coupon—Rate shown was the rate in effect as of August 31, 2025.
(e)	Current yield as of August 31, 2025.
(f)	Face value of Floating Rate Notes issued in TOB transactions.
"Managed Assets" is defined as the Fund’s total assets minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued), which was $456,787,143 as of August 31, 2025.

Abbreviation(s):
AG—Assured Guaranty
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
MTA—Metropolitan Transportation Authority
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$ —	$ 448,276,641	$ —	$ 448,276,641
Short-Term Investment
Unaffiliated Investment Company	1,720,159	—	—	1,720,159
Total Investments in Securities	$ 1,720,159	$ 448,276,641	$ —	$ 449,996,800

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The Fund holds liabilities in floating rate obligations, which are not reflected in the table above. The fair value of the Fund's liability for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described later in the Notes to Financial Statements.

NYLI MacKay DefinedTerm Muni Opportunities Fund
Notes to Portfolio of Investments August 31, 2025 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") of the NYLI MacKay DefinedTerm Muni Opportunities Fund (the "Fund") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of August 31, 2025, is included at the end of the Portfolio of Investments.

The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended August 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.